Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows for the periods presented (in USD thousands):

	2025	2024	2023
Operating lease cost	146	638	580
Variable lease cost	-	73	52
Total lease cost	146	711	632

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2025	2024
Weighted average remaining lease term	-	5.1
Weighted average discount rate	-	8.767%